Employee Benefit Plans (Components of Net Pension Cost (Income)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Pension Plans And Other Postretirement Benefits [Abstract]
Service cost benefits earned during the period	$ 55	$ 64
Interest cost on projected benefit obligation	312	279
Actual return on assets	(379)	(441)
Net periodic pension cost	$ (12)	$ (98)